Deferred Finance Costs - Schedule (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Costs [Abstract]
Balance	$ 20,727	$ 24,819
Additions	16,200	42
Capitalized into vessel deposits	(472)	(879)
Amortization	(3,252)	(3,255)
Deferred charges written-off	(9,957)
Balance	$ 23,246	$ 20,727